Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 38,854	$ 6,191	$ 8,808
Accounts Receivable		1,845
Inventory	158,810	68,777	3,459
Total current assets	197,664	76,813	12,267
Property, plant and equipment	41,458	41,458
Leasehold improvements	49,435	49,435
Accumulated Depreciations	(37,952)	(9,488)
Property and equipment, net	52,941	81,405
Other assets
Operating lease - right-of-use asset, net	23,620	49,180	81,665
Non-compete agreement, net			4,167
Intellectual property	9,735,000	9,735,000
Other intangible assets	250,000	250,000
Accumulated Amortization	(998,499)	(249,625)
Security deposit	9,000	9,000	9,000
Total other assets	9,019,121	9,793,555	94,832
Total assets	9,269,726	9,951,773	107,099
Current liabilities
Accounts payable and accrued liabilities	272,261	164,891	39,464
Unearned Revenue	200,000
Other current liability	12,864
Operating lease - current liability	23,620	34,317	32,484
Total current liabilities	1,503,130	1,337,778	102,455
Long-term liabilities
Operating lease - long-term liability		14,864	49,180
Total long-term liabilities		14,864	49,180
Total liabilities	1,503,130	1,352,642	151,635
Commitments and Contingencies (Note 11)
Stockholders’ Equity
Members’ deficit			140,500
Series A Preferred stock, par value $.001; 5,000,000 shares authorized; 150 and 0 issued and outstanding as of September 30, 2025 and December 31, 2024, respectively.			500
Common stock; $0.0003 par value; 200,000,000 shares authorized; 29,262,691 and 25,988,043 shares issued and outstanding as of September 30, 2025, and December 31, 2024, respectively.	28,020	27,658	109,138
Additional paid-in capital	12,361,932	11,482,636	1,275,156
Accumulated deficit	(4,623,356)	(2,911,163)	(1,569,830)
Total stockholders’ equity	7,766,596	8,599,131	(44,536)
Total liabilities and stockholders’ equity	9,269,726	9,951,773	107,099
ALTANINE, INC. [Member]
Current assets
Cash	7,979	3,026	522
Prepaid and other current assets	102,015	122,895	1,690
Total current assets	109,994	125,921	2,212
Deferred financing costs, non-current		402,806
Other assets
Intellectual property, net	9,201,229	9,646,450
Deferred financing costs		402,806
Total assets	9,311,223	10,175,177	2,212
Current liabilities
Accounts payable	251,700	187,736
Accrued liabilities	365,171	366,854
Warrant liability		601,537
Total current liabilities	2,786,372	1,156,127
Long-term liabilities
Line of credit due to related party, non-current		1,661,600
Total liabilities	2,786,372	2,817,727
Commitments and Contingencies (Note 11)
Stockholders’ Equity
Common stock; $0.0003 par value; 200,000,000 shares authorized; 29,262,691 and 25,988,043 shares issued and outstanding as of September 30, 2025, and December 31, 2024, respectively.	9,645	8,663	6,190
Additional paid-in capital	13,442,200	10,589,482
Accumulated deficit	(7,821,705)	(3,240,695)	(3,978)
Total stockholders’ equity	5,630,140	7,357,450	2,212
Total liabilities and stockholders’ equity	9,311,223	10,175,177	2,212
ALTANINE, INC. [Member] | Series A Preferred Stock [Member]
Long-term liabilities
Preferred Stock Series A (Temporary Equity)	894,711
Related Party [Member]
Current liabilities
Other current liability			$ 30,507
Related party promissory notes	994,385	1,138,570
Related Party [Member] | ALTANINE, INC. [Member]
Current liabilities
Line of credit due to related party, current	2,169,501
Other current liability	2,169,501	1,661,600
Long-term liabilities
Line of credit due to related party, non-current		$ 1,661,600